UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from January 1 to January 31, 2011
Commission File Number of issuing entity: 333-148505-03
Ford Credit Floorplan Master Owner Trust A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-148505
Ford Credit Floorplan Corporation
(Exact name of depositor as specified on its charter)
And
Commission File Number of depositor: 333-148505-01
Ford Credit Floorplan LLC
(Exact name of depositor as specified on its charter)
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)
Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)
38-6787145
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware (Address of principal executive offices)	19801 (zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Name of Exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1 notes			X
Class A-2 notes			X
Class B notes			X
Class C notes			X
Class D notes			X
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
     Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Servicing Report.
PART II — OTHER INFORMATION
Item 9. Exhibits.

Designation	Description
Exhibit 99	Ford Credit Floorplan Master Owner Trust A Monthly Servicing Report

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Floorplan Master Owner Trust 2010-5 (Issuing entity)
By:	Ford Motor Credit Company LLC
(Servicer)

/s/ Daniel Gardetto
Daniel Gardetto
Assistant Treasurer

Date: February 17, 2011

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Floorplan Master Owner Trust A Monthly Servicing Report

4